Other Income and Expenses	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Income and Expenses [Text Block]
Note 7 – Other Income and Expenses
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss):

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Atlantic-Gulf
Amortization of regulatory assets associated with asset retirement obligations	$33	$33	$33
Accrual of regulatory liability related to overcollection of certain employee expenses	22	25	20
Project development costs related to Constitution (see Note 3)	16	28	—
Gain on asset retirement	—	(11)	—
West
Gains on contract settlements and terminations	(15)	—	—
NGL & Petchem Services
Gain on sale of Refinery Grade Propylene Splitter	(12)	—	—
Loss on sale of Canadian operations (see Note 2)	4	34	—
Net foreign currency exchange (gains) losses (1)	—	10	(10)

__________

(1)
Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 2 – Acquisitions and Divestitures).

ACMP Acquisition, Merger, and Transition
Certain ACMP acquisition, merger, and transition costs included in the Consolidated Statement of Comprehensive Income (Loss) are as follows:

•	Selling, general, and administrative expenses includes $26 million in 2015 primarily related to professional advisory fees within the West segment.

•	Operating and maintenance expenses includes $12 million in 2015 primarily related to employee transition costs within the West segment.
Additional Items
Certain additional items included in the Consolidated Statement of Comprehensive Income (Loss) are as follows:

•
Service revenues includes $66 million, $58 million, and $239 million, recognized in the fourth quarter of 2017, 2016, and 2015, respectively, from minimum volume commitment fees in the Barnett Shale and Mid-Continent regions within the West segment.

•
Service revenues for the year ended December 31, 2016, includes $173 million associated with the amortization of deferred income related to the restructuring of certain gas gathering contracts in the Barnett Shale and Mid-Continent regions within the West segment.

•
Service revenues were reduced by $15 million for the year ended December 31, 2016, related to potential refunds associated with a ruling received in certain rate case litigation within the Atlantic-Gulf segment.

•Selling, general, and administrative expenses and Operating and maintenance expenses for the years ended December 31, 2017 and 2016 includes severance and other related costs. Amounts by segment are as follows:

	Years Ended December 31,
	2017	2016
	(Millions)
Northeast G&P	$—	$3
Atlantic-Gulf	—	8
West	—	13
NGL & Petchem Services	—	4
Other	22	9

•	Other income (expense) – net below Operating income (loss) includes $70 million, $65 million, and $76 million in 2017, 2016, and 2015, respectively, for equity AFUDC within the Atlantic-Gulf segment.

•
Other income (expense) – net below Operating income (loss) also includes a $33 million and $6 million charge for the year ended December 31, 2017, within the Atlantic Gulf and West segments, respectively, for regulatory assets associated with the effects of deferred taxes on equity funds used during construction as a result of Tax Reform (see Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies).

•
Other income (expense) – net below Operating income (loss) for the year ended December 31, 2017, includes a net gain of $30 million associated with the February 23, 2017, early retirement of $750 million of 6.125 percent senior unsecured notes that were due in 2022 and a net loss of $3 million associated with the July 3, 2017, early retirement of of $1.4 billion of 4.875 percent senior unsecured notes that were due in 2023. The net gain for the February 23, 2017, early retirement within the Other segment reflects $53 million of unamortized premium, partially offset by $23 million in premiums paid. The net loss for the July 3, 2017, early retirement within the Other segment reflects $51 million of unamortized premium, offset by $54 million in premiums paid (see Note 13 – Debt, Banking Arrangements, and Leases).